INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

5. INVENTORIES

        Inventories consist of the following:

	At December 31, 2011	At December 31, 2012
	$	$
Raw materials	50,062,944	40,197,952
Work-in-process	49,157,454	16,739,907
Finished goods	197,347,729	217,517,939

	296,568,127	274,455,798

        In 2010, 2011 and 2012, inventory was written down by $2,101,124, $8,456,260 and $3,085,529, respectively, to reflect the lower of cost or market.